Other Equity Instruments - Additional Information (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2022 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure Of Other Equity Instruments [Line Items]
Repurchase of other equity instruments		£ 750,000,000	£ 500,000,000
AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Distribution rate reset, period		5 years
Common equity tier 1 capital ratio minimum		7.00%
£450m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities issued		£ 450,000,000	£ 450,000,000
Interest rate		0.0425	0.0425
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities issued		£ 500,000,000	£ 500,000,000
Interest rate		0.0630	0.0630
£100m of the £750m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities issued		£ 100,000,000
£750m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities issued		£ 750,000,000	£ 750,000,000
Interest rate	0.07375	0.07375	0.07375
Capital securities purchased and redeemed	£ 750,000,000
- £750m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities issued	£ 750,000,000	£ 750,000,000	£ 750,000,000
Interest rate	0.0650	0.0650	0.0650
Retained earnings
Disclosure Of Other Equity Instruments [Line Items]
Repurchase of other equity instruments	£ 5,000,000	£ 5,000,000